Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

	March 31,	December 31,
	2018	2017
	(unaudited)
Compensation, benefits and payroll taxes	$86,482	$310,775
Professional fees	31,800	-
Other accrued expenses	6,000	94,871
Total accrued expenses and other current liabilities	$124,282	$405,646

	December 31,
	2017	2016
Compensation, benefits and payroll taxes	$310,775	$311,845
Other accrued expenses	94,871	160,561
Total accrued expenses and other current liabilities	$405,646	$472,406